Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 06, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2012
Global X FTSE Andean 40 ETF (Prospectus Summary) | Global X FTSE Andean 40 ETF | Global X FTSE Andean 40 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AND
Global X FTSE ASEAN 40 ETF (Prospectus Summary) | Global X FTSE ASEAN 40 ETF | Global X FTSE ASEAN 40 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASEA
Global X Junior Miners ETF (Prospectus Summary) | Global X Junior Miners ETF | Global X Junior Miners ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUNR
Global X Next 11 ETF (Prospectus Summary) | Global X Next 11 ETF | Global X Next 11 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NXTE